                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2009

                        USAA TAX EXEMPT LONG-TERM FUND
[USAA LOGO]
   USAA (R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2009

(Form N-Q)

48460 -0210                                                                                                                                                                                                                                                     ©2010, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

December 31, 2009 (unaudited)

CATEGORIES AND DEFINITIONS

Fixed-rate instruments - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Put bonds - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

Credit enhancements - add the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.  The enhancements do not guarantee the market values of the securities.

(INS)
Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., Assured Guaranty Municipal Corp., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance.  Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ)	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Dexia Credit Local.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA)
Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following:  Florida General Obligation, Texas Permanent School Fund, or Utah General Obligation.

 1  |  USAA Tax Exempt Long-Term Fund

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA	Economic Development Authority
EDC	Economic Development Corp.
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency
IDC	Industrial Development Corp.
ISD	Independent School District
MTA	Metropolitan Transportation Authority
PRE	Prerefunded to a date prior to maturity

                                                                                                                                                                                                                                                                                    Portfolio of  Investments  |  2

PORTFOLIO OF INVESTMENTS

USAA Tax Exempt Long-Term Fund
December 31, 2009 (unaudited)

Principal Amount (000)	Security		Coupon Rate	Final Maturity	Market Value (000)

	FIXED-RATE INSTRUMENTS (94.2%)
	Alabama (1.5%)
$1,000	Marshall County Health Care Auth.	6.25%		1/01/2022	$1,028
1,500	Marshall County Health Care Auth.	5.75		1/01/2032	1,489
1,150	Marshall County Health Care Auth.	5.75		1/01/2032	1,141
2,500	Montgomery Medical Clinic Board	4.75		3/01/2031	2,104
2,500	Montgomery Medical Clinic Board	4.75		3/01/2036	2,028
7,670	Parks System Improvement Corp.	5.00		6/01/2020	8,048
7,805	Parks System Improvement Corp.	5.00		6/01/2021	8,190
11,000	Univ. of Alabama at Birmingham (INS) (PRE)	5.88		9/01/2031	11,512

					35,540

	Arizona (2.2%)
10,000	Mohave County IDA	8.00		5/01/2025	11,354
1,000	Phoenix Civic Improvement Corp., 5.50%, 7/01/2013 (INS)	5.50	(a)	7/01/2029	906
1,500	Phoenix Civic Improvement Corp., 5.50%, 7/01/2013 (INS)	5.50	(a)	7/01/2030	1,349
3,500	Scottsdale IDA	5.25		9/01/2030	3,250
28,500	Univ. Medical Center Corp.	5.00		7/01/2035	26,302
2,000	Yavapai County IDA	5.63		8/01/2033	1,906
7,500	Yavapai County IDA	5.63		8/01/2037	7,084

					52,151

	Arkansas (0.0%)
1,000	Baxter County	4.63		9/01/2028	855

	California (4.7%)
6,700	Corona-Norco Unified School District (INS)	5.50		8/01/2039	6,759
2,000	Golden State Tobacco Securitization, 4.55%, 6/01/2010 (INS)	4.55	(a)	6/01/2022	1,809
5,000	Golden State Tobacco Securitization, 4.60%, 6/01/2010 (INS)	4.60	(a)	6/01/2023	4,219
5,000	Golden State Tobacco Securitization (PRE)	5.38		6/01/2028	5,105
7,000	Health Facilities Financing Auth.	5.00		8/15/2039	6,510
5,000	Indio Redevelopment Agency	5.25		8/15/2035	4,518
17,025	Inland Empire Tobacco Securitization Auth., 5.75%, 12/01/2011	5.75	(a)	6/01/2026	12,264
9,105	Public Works Board	5.00		11/01/2029	9,178
2,610	Public Works Board	5.00		4/01/2030	2,369
5,000	San Francisco City and County Redevelopment Financing Auth. (INS)	4.88		8/01/2036	4,170
5,000	State	5.00		3/01/2029	4,774
24,700	State	4.50		8/01/2030	21,242
5,000	State	5.75		4/01/2031	5,064
8,100	State	5.00		2/01/2032	7,498
6,000	State	5.00		11/01/2032	5,546
5,000	State	5.00		12/01/2032	4,621

3   |   USAA Tax Exempt Long-Term Fund

Principal Amount (000)	Security		Coupon Rate	Final Maturity	Market Value (000)

$2,500	Victor Elementary School District (INS)	5.13%		8/01/2034	$2,498

					108,144

	Colorado (2.2%)
3,500	Denver Convention Center Hotel Auth. (INS)	4.75		12/01/2035	2,715
1,000	Denver Health and Hospital Auth. (PRE)	6.00		12/01/2023	1,099
3,730	Denver Health and Hospital Auth. (PRE)	6.00		12/01/2031	4,099
3,000	Denver Health and Hospital Auth. (PRE)	6.25		12/01/2033	3,646
15,765	Denver Health and Hospital Auth.	4.75		12/01/2034	12,814
10,000	E-470 Public Highway Auth. (INS)	5.06	(b)	9/01/2035	1,699
1,000	Eagle Bend Metropolitan District No. 2 (INS)	5.25		12/01/2023	899
4,000	Health Facilities Auth. (INS)	5.50		12/01/2027	3,732
3,500	Health Facilities Auth.	5.00		6/01/2029	3,230
3,000	Health Facilities Auth.	5.25		6/01/2031	2,792
2,000	Health Facilities Auth.	5.00		6/01/2035	1,748
2,500	Health Facilities Auth.	5.25		6/01/2036	2,259
8,250	State (INS)	5.00		11/01/2030	8,438
2,000	Vista Ridge Metropolitan District (INS)	5.00		12/01/2036	1,727

					50,897

	Connecticut (1.8%)
2,500	Health and Educational Facilities Auth. (INS)	5.13		7/01/2030	2,191
64,950	Mashantucket (Western) Pequot Tribe, acquired 9/01/1997-3/01/2000; Cost $63,237 (c),(d)	5.75		9/01/2027	35,878
1,500	Mashantucket (Western) Pequot Tribe, acquired 9/01/2001; Cost $1,446 (c),(d)	5.50		9/01/2028	783
7,500	Mashantucket (Western) Pequot Tribe, acquired 7/24/2006; Cost $7,630 (c),(d)	5.50		9/01/2036	3,916

					42,768

	District of Columbia (1.0%)
10,000	Community Academy Public Charter School, Inc. (INS)	4.88		5/01/2037	5,138
7,500	Metropolitan Washington Airports Auth.	5.13		10/01/2034	7,764
10,000	Metropolitan Washington Airports Auth.	5.63		10/01/2039	10,613

					23,515

	Florida (3.5%)
15,665	Board of Education (NBGA) (PRE)	5.63		6/01/2025	16,172
7,000	Board of Education (NBGA) (PRE)	5.63		6/01/2029	7,227
370	Highlands County Health Facilities Auth. (PRE)	5.25		11/15/2036	437
4,380	Highlands County Health Facilities Auth.	5.25		11/15/2036	4,227
1,725	Hillsborough County IDA	5.50		10/01/2023	1,745
2,000	Miami-Dade County School Board (INS)	5.25		2/01/2027	2,114
5,000	Miami-Dade County School Board (INS)	5.00		5/01/2033	5,071
2,000	Orange County Health Facilities Auth. (PRE)	5.75		12/01/2027	2,273
3,000	Orange County Health Facilities Auth.	5.25		10/01/2035	2,925
10,000	Orange County Health Facilities Auth.	4.75		11/15/2036	9,005
2,000	Orange County School Board (INS)	5.00		8/01/2032	2,033
8,000	Orange County School Board (INS)	5.50		8/01/2034	8,364
22,130	Seminole Tribe (c)	5.25		10/01/2027	19,950

					81,543

	Georgia (1.7%)
10,000	Burke County Dev. Auth.	7.00		1/01/2023	11,841
12,000	Fayette County Public Facilities Auth. (PRE)	5.88		6/01/2028	12,401
4,000	Glynn-Brunswick Memorial Hospital Auth.	5.63		8/01/2034	3,950
10,000	Savannah EDA	6.15		3/01/2017	10,290

					38,482

                                                                                                                                                                                                                                                                                    Portfolio of  Investments  |  4

Principal Amount (000)	Security		Coupon Rate	Final Maturity	Market Value (000)

	Hawaii (0.3%)
$6,000	State	6.50%		7/01/2039	$6,435

	Illinois (9.5%)
520	Chicago (INS)	5.25		1/01/2029	537
5,000	Chicago	6.75		12/01/2032	4,552
3,445	Chicago-O'Hare International Airport (INS)	5.13		1/01/2020	3,514
3,060	Chicago-O'Hare International Airport (INS)	5.13		1/01/2021	3,117
2,000	Finance Auth.	5.00		4/01/2026	1,794
5,000	Finance Auth.	5.50		8/15/2028	5,155
2,500	Finance Auth. (INS)	5.75		11/01/2028	2,593
5,000	Finance Auth.	7.25		11/01/2030	5,691
4,500	Finance Auth.	5.00		4/01/2031	3,838
7,565	Finance Auth.	5.50		4/01/2032	6,746
17,840	Finance Auth.	4.50		11/15/2032	14,924
5,000	Finance Auth.	5.75		10/01/2035	4,830
9,000	Finance Auth.	5.00		4/01/2036	7,300
3,770	Finance Auth.	5.50		4/01/2037	3,287
20,000	Finance Auth.	5.38		8/15/2039	19,954
1,205	Finance Auth.	5.25		10/01/2039	1,151
9,825	Health Facilities Auth.	5.50		8/01/2020	10,270
9,445	Health Facilities Auth.	5.25		9/01/2024	9,321
5,030	Health Facilities Auth. (PRE)	6.85		11/15/2029	5,368
2,500	Housing Dev. Auth.	4.85		1/01/2037	2,370
5,000	Metropolitan Pier and Exposition Auth., 5.50%, 6/15/2012 (INS)	5.50	(a)	6/15/2020	4,918
2,500	Metropolitan Pier and Exposition Auth., 5.55%, 6/15/2012 (INS)	5.55	(a)	6/15/2021	2,449
8,000	Metropolitan Pier and Exposition Auth. (INS)	5.50		6/15/2023	8,589
23,980	Regional Transportation Auth. (INS)	5.75		6/01/2020	28,386
37,550	Regional Transportation Auth. (INS)	6.50		7/01/2030	47,326
3,000	Schaumburg (INS)	5.25		12/01/2034	3,106
4,555	State	5.13		6/15/2019	4,782
4,071	Village of Gilberts (INS)	4.75		3/01/2030	4,080
1,500	Village of Round Lake (INS)	4.70		3/01/2033	1,445

					221,393

	Indiana (3.0%)
10,440	Bond Bank (PRE)	5.50		8/01/2021	10,862
3,440	Finance Auth.	5.00		10/01/2033	3,356
15,780	Health and Educational Facility Financing Auth.	5.00		2/15/2036	14,347
16,000	Health and Educational Facility Financing Auth.	5.00		2/15/2039	14,522
6,000	Indianapolis (INS)	5.50		1/01/2038	6,498
7,500	Rockport (INS)	4.63		6/01/2025	7,184
7,500	St. Joseph County Hospital Auth. (INS) (PRE)	5.63		8/15/2033	7,937
4,195	Transportation Finance Auth. (PRE)	5.38		12/01/2025	4,390

					69,096

	Iowa (0.6%)
1,000	Finance Auth. (INS)	5.25		5/15/2021	1,008
3,495	Finance Auth. (INS)	5.25		5/15/2026	3,516
5,000	Finance Auth. (INS)	4.75		12/01/2031	4,276
5,000	Finance Auth. (INS)	5.00		12/01/2039	4,205

					13,005

	Kansas (0.7%)
4,000	Burlington (INS)	4.85		6/01/2031	3,994
12,500	Wyandotte County	5.00		12/01/2020	12,627

					16,621

5   |  USAA Tax Exempt Long-Term Fund

Principal Amount (000)	Security	Coupon Rate		Final Maturity	Market Value (000)

	Kentucky (0.5%)
$1,000	Economic Dev. Finance Auth. (INS)	6.00%		12/01/2033	$1,095
4,000	Economic Dev. Finance Auth. (INS)	6.00		12/01/2038	4,320
5,000	Municipal Power Agency (INS)	5.00		9/01/2037	5,009
2,000	Owen County	6.25		6/01/2039	2,123

					12,547

	Louisiana (1.0%)
25,000	Parish of St. John the Baptist	5.13		6/01/2037	22,626

	Maine (1.2%)
27,750	Turnpike Auth. (INS) (PRE)	5.75		7/01/2028	28,786

	Maryland (1.0%)
2,500	EDC	6.20		9/01/2022	2,856
5,000	Health and Higher Educational Facilities Auth.	5.75		1/01/2033	4,994
6,000	Health and Higher Educational Facilities Auth.	5.75		1/01/2038	5,967
9,965	Health and Higher Educational Facilities Auth.	4.75		5/15/2042	9,236

					23,053

	Massachusetts (1.9%)
2,000	Development Finance Agency (INS)	5.25		3/01/2026	1,877
5,000	Health and Educational Facilities Auth. (INS) (PRE)	5.88		10/01/2029	5,260
10,000	Health and Educational Facilities Auth.	6.25		7/01/2030	10,564
3,500	Health and Educational Facilities Auth.	5.00		7/15/2032	2,834
2,250	Health and Educational Facilities Auth.	5.00		7/01/2033	1,992
500	Health and Educational Facilities Auth.	5.00		7/15/2037	391
5,000	School Building Auth. (INS)	4.75		8/15/2032	5,048
16,000	Water Resources Auth. (INS) (PRE)	5.75		8/01/2030	16,667

					44,633

	Michigan (0.7%)
49,395	Building Auth. (INS)	5.01	(b)	10/15/2030	13,948
3,000	Strategic Fund	5.63		7/01/2020	3,264

					17,212

	Minnesota (1.2%)
5,625	Chippewa County	5.50		3/01/2037	5,193
7,654	Higher Education Facilities Auth., acquired 8/28/2006; Cost $7,741 (c),(d)	5.43		8/28/2031	7,484
2,500	Higher Education Facilities Auth.	5.00		10/01/2039	2,501
3,000	St. Louis Park	5.75		7/01/2030	3,032
10,000	Washington County Housing and Redevelopment Auth.	5.50		11/15/2027	9,049

					27,259

	Mississippi (0.4%)
1,250	Hospital Equipment and Facilities Auth.	5.25		12/01/2031	1,124
8,750	Warren County	4.80		8/01/2030	7,499

					8,623

	Missouri (1.7%)
25,000	Cape Girardeau County IDA	5.00		6/01/2036	21,471
1,000	Cape Girardeau County IDA	5.75		6/01/2039	1,012
8,000	Cass County	5.63		5/01/2038	6,869
2,000	Dev. Finance Board	5.00		6/01/2035	1,798

                                                                                                                                                                                                                                                                                    Portfolio of  Investments  |  6

Principal Amount (000)	Security	Coupon Rate		Final Maturity	Market Value (000)

$7,500	Health and Educational Facilities Auth.	5.50%		11/15/2033	$7,552

					38,702

	Montana (0.3%)
6,500	Forsyth (INS)	4.65		8/01/2023	6,240

	Nebraska (0.6%)
2,250	Douglas County Hospital Auth.	6.13		8/15/2031	2,379
4,500	Platte County (INS)	6.10		5/01/2025	4,516
6,500	Platte County (INS)	6.15		5/01/2030	6,515

					13,410

	Nevada (2.6%)
11,570	Clark County (INS)	5.25		6/15/2019	12,389
21,000	Clark County (INS) (PRE)	5.50		7/01/2025	21,551
4,000	Clark County (INS)	5.00		7/01/2026	4,125
12,410	Clark County EDC	5.00		5/15/2029	12,348
10,420	Truckee Meadows Water Auth. (INS)	4.88		7/01/2034	9,885

					60,298

	New Jersey (1.5%)
3,000	Camden County Improvement Auth.	5.75		2/15/2034	2,704
5,000	EDA	5.50		6/15/2024	4,893
6,000	EDA	5.75		6/15/2029	5,796
2,500	EDA	5.50		6/15/2031	2,313
11,500	Health Care Facilities Financing Auth.	5.00		7/01/2029	9,219
57,630	Health Care Facilities Financing Auth.	5.07	(b)	7/01/2032	9,469

					34,394

	New Mexico (1.2%)
32,380	Farmington	4.88		4/01/2033	27,130

	New York (7.1%)
21,485	Dormitory Auth.	6.00		8/15/2016	23,761
5,010	Dormitory Auth., 5.95%, 7/01/2010 (INS) (PRE)	5.95	(a)	7/01/2020	5,044
5,690	Dormitory Auth., 6.00%, 7/01/2010 (INS) (PRE)	6.00	(a)	7/01/2022	5,729
2,395	Dormitory Auth.	5.25		7/01/2024	2,369
3,210	Dormitory Auth., 6.05%, 7/01/2010 (INS) (PRE)	6.05	(a)	7/01/2024	3,232
5,000	Dormitory Auth.	5.00		7/01/2026	4,783
2,250	Dormitory Auth.	5.25		7/01/2029	2,202
5,000	Dormitory Auth.	5.00		7/01/2036	4,481
10,910	Dutchess County IDA (PRE)	5.75		8/01/2030	11,361
16,130	Liberty Dev. Corp.	5.25		10/01/2035	16,129
2,000	Long Island Power Auth.	5.75		4/01/2039	2,159
4,165	New York City	5.30		12/01/2018	4,436
5,105	New York City	5.88		8/01/2019	5,582
970	New York City	6.00		5/15/2020	987
7,830	New York City (PRE)	6.00		5/15/2020	8,076
5,000	New York City	5.13		12/01/2028	5,284
22,740	New York City (PRE)	5.75		5/15/2030	23,433
3,025	New York City Municipal Water Finance Auth.	6.00		6/15/2033	3,124
4,975	New York City Municipal Water Finance Auth. (PRE)	6.00		6/15/2033	5,155
6,850	New York City Transit Auth., MTA, Triborough Bridge and Tunnel Auth. (INS) (PRE)	5.88		1/01/2030	6,919
7,500	New York City Transitional Finance Auth.	5.00		1/15/2034	7,684
1,500	Seneca Nation Indians Capital Improvements Auth. (c)	5.00		12/01/2023	1,239
10,000	Triborough Bridge and Tunnel Auth.	5.00		11/15/2031	10,519

					163,688

7   |  USAA Tax Exempt Long-Term Fund

Principal Amount (000)	Security	Coupon Rate	Final Maturity	Market Value (000)

	North Carolina (0.8%)
$3,750	Charlotte-Mecklenberg Hospital Auth.	5.25%	1/15/2034	$3,842
5,000	Columbus County Industrial Facilities & Pollution Control Financing Auth.	6.25	11/01/2033	5,039
5,250	State Medical Care Commission	5.00	7/01/2033	4,459
4,000	Wake County Industrial Facilities and Pollution Control Financing Auth.	5.38	2/01/2017	4,274

				17,614

	North Dakota (0.3%)
7,250	Fargo (INS)	5.63	6/01/2031	7,322

	Ohio (2.1%)
6,000	Air Quality Dev. Auth.	5.70	8/01/2020	6,256
5,000	Air Quality Dev. Auth. (INS)	4.80	1/01/2034	4,871
20,000	Buckeye Tobacco Settlement Financing Auth.	5.88	6/01/2030	17,073
10,000	Buckeye Tobacco Settlement Financing Auth.	5.75	6/01/2034	8,235
4,640	Higher Education Facility Commission (INS)	5.00	5/01/2036	3,880
2,000	Lake County	5.63	8/15/2029	1,964
6,325	Lorain County	5.25	2/01/2021	6,179

				48,458

	Oklahoma (2.4%)
14,705	Chickasaw Nation (c)	6.00	12/01/2025	14,958
13,125	Chickasaw Nation (c)	6.25	12/01/2032	13,045
4,500	Municipal Power Auth. (INS)	4.50	1/01/2047	4,001
7,500	Norman Regional Hospital Auth. (INS)	5.50	9/01/2023	6,708
3,100	Norman Regional Hospital Auth.	5.38	9/01/2029	2,569
8,695	Norman Regional Hospital Auth.	5.38	9/01/2036	6,782
7,600	Norman Regional Hospital Auth.	5.13	9/01/2037	5,682
2,675	Tulsa Industrial Auth.	5.00	10/01/2037	2,597

				56,342

	Oregon (0.1%)
1,855	Keizer	5.20	6/01/2031	1,902

	Pennsylvania (0.0%)
1,135	Allegheny County IDA	5.13	9/01/2031	993

	Rhode Island (1.2%)
5,700	EDC (INS)	5.00	7/01/2031	5,475
12,185	EDC (INS)	5.00	7/01/2036	11,197
975	Housing and Mortgage Finance Corp.	6.85	10/01/2024	977
9,950	Housing and Mortgage Finance Corp.	4.85	4/01/2033	9,713

				27,362

	South Carolina (3.0%)
5,000	Georgetown County	5.70	4/01/2014	5,271
2,250	Greenwood County	5.38	10/01/2039	2,251
2,300	Jobs EDA (INS)	5.25	2/01/2021	2,304
3,750	Jobs EDA (INS)	5.38	2/01/2026	3,712
17,420	Jobs EDA	6.00	11/15/2026	17,606
12,580	Jobs EDA (PRE)	6.00	11/15/2026	14,343
10,000	Jobs EDA (INS)	4.60	4/01/2027	8,662
14,505	Tobacco Settlement Revenue Management Auth.	5.00	6/01/2018	14,529

				68,678

                                                                                                                                                                                                                                                                                    Portfolio of  Investments  |  8

Principal Amount (000)	Security		Coupon Rate	Final Maturity	Market Value (000)

	South Dakota (0.3%)
$2,500	Health and Educational Facilities Auth.	5.25%		11/01/2027	$2,542
2,500	Health and Educational Facilities Auth.	5.25		11/01/2029	2,562
3,000	Health and Educational Facilities Auth.	5.25		7/01/2038	2,965

					8,069

	Tennessee (1.7%)
4,240	Jackson	5.50		4/01/2033	4,256
3,000	Johnson City Health and Educational Facilities Board	5.50		7/01/2031	3,002
5,000	Johnson City Health and Educational Facilities Board	5.50		7/01/2036	4,871
5,605	Shelby County (PRE)	6.38		9/01/2019	6,396
9,395	Shelby County (PRE)	6.38		9/01/2019	10,722
11,075	Sullivan County Health Educational & Housing Facilities Board	5.25		9/01/2036	9,319

					38,566

	Texas (21.0%)
19,500	Bell County Health Facilities Dev. Corp. (ETM)	6.50		7/01/2019	24,278
1,520	Bexar County	5.00		7/01/2033	1,236
1,795	Bexar County	5.00		7/01/2037	1,421
5,000	Cypress-Fairbanks ISD (NBGA)	5.00		2/15/2035	5,242
12,100	Denton ISD (NBGA)	5.16	(b)	8/15/2028	4,798
13,885	Denton ISD (NBGA)	5.18	(b)	8/15/2029	5,187
11,220	Denton ISD (NBGA)	5.20	(b)	8/15/2030	3,923
15,645	Denton ISD (NBGA)	5.22	(b)	8/15/2031	5,161
7,000	Duncanville ISD (NBGA)	4.63		2/15/2029	7,176
2,240	Eagle Mountain-Saginaw ISD (NBGA)	4.50		8/15/2033	2,244
10,420	Edinburg Consolidated ISD (NBGA) (PRE)	5.50		2/15/2030	10,487
9,155	Ennis ISD (NBGA)	4.70	(b)	8/15/2034	2,343
9,155	Ennis ISD (NBGA)	4.71	(b)	8/15/2035	2,148
9,000	Fort Worth	6.00		3/01/2029	9,668
8,085	Fort Worth	6.25		3/01/2033	8,697
4,180	Guadalupe-Blanco River Auth. (INS)	5.00		5/15/2039	3,958
3,000	Harlandale ISD (NBGA)	4.75		8/15/2036	3,043
25,000	Harris County	4.75		10/01/2031	25,674
4,000	Harris County Education Facilities Finance Corp.	5.25		10/01/2029	4,129
1,500	Harris County Health Facilities Dev. Corp.	7.25		12/01/2035	1,688
7,000	Harris County IDC	5.00		2/01/2023	6,986
2,660	Hopkins County Hospital District	5.75		2/15/2028	2,387
2,000	Hopkins County Hospital District	6.00		2/15/2033	1,774
2,255	Hopkins County Hospital District	6.00		2/15/2038	1,957
12,500	Houston Airport System	5.50		7/01/2034	13,402
22,000	Houston ISD (NBGA)	5.00		2/15/2033	23,163
5,000	Irving ISD (NBGA)	5.38	(b)	2/15/2028	1,975
22,000	Judson ISD (NBGA)	4.50		2/01/2035	21,852
7,750	Kerrville Health Facilities Dev. Corp.	5.38		8/15/2035	6,898
12,700	Lower Colorado River Auth. (INS)	5.00		5/15/2031	12,829
5,300	Matagorda County	6.30		11/01/2029	5,733
4,235	Mesquite Health Facilities Dev. Corp.	5.63		2/15/2035	3,551
10,945	Midlothian Dev. Auth. (PRE)	7.88		11/15/2021	12,094
890	Midlothian Dev. Auth.	5.13		11/15/2026	764
9,175	Midlothian ISD (NBGA)	5.00		2/15/2034	9,319
11,500	North Central Health Facilities Dev. Corp. (INS)	5.25		8/15/2022	11,893
3,000	North Texas Tollway Auth.	5.63		1/01/2028	3,112
15,000	North Texas Tollway Auth.	5.63		1/01/2033	15,383
5,000	North Texas Tollway Auth.	5.63		1/01/2033	5,128
15,000	North Texas Tollway Auth.	5.75		1/01/2033	15,416
12,500	North Texas Tollway Auth.	5.75		1/01/2040	12,806
3,195	Northside ISD (NBGA)	5.13		2/15/2022	3,315
13,500	Port of Corpus Christi IDC	5.45		4/01/2027	12,543

9   |  USAA Tax Exempt Long-Term Fund

Principal Amount (000)	Security	Coupon Rate		Final Maturity	Market Value (000)

$5,490	Red River Education Finance Corp.	4.38%		3/15/2027	$5,441
1,000	San Leanna Education Facilities Corp.	5.13		6/01/2026	980
1,815	San Leanna Education Facilities Corp.	5.13		6/01/2027	1,765
6,025	San Leanna Education Facilities Corp.	4.75		6/01/2032	5,333
2,395	San Leanna Education Facilities Corp.	5.13		6/01/2036	2,157
7,205	Schertz - Cibolo - Universal City ISD (NBGA)	5.09	(b)	2/01/2033	2,171
6,200	Schertz - Cibolo - Universal City ISD (NBGA)	5.11	(b)	2/01/2035	1,635
1,100	Tarrant County Cultural Education Facilities Finance Corp.	6.00		11/15/2026	1,025
6,315	Tarrant County Cultural Education Facilities Finance Corp.	5.63		11/15/2027	5,711
4,000	Tarrant County Cultural Education Facilities Finance Corp.	6.00		11/15/2036	3,484
13,000	Tarrant County Cultural Education Facilities Finance Corp.	5.13		5/15/2037	10,827
4,000	Tarrant County Cultural Education Facilities Finance Corp.	5.75		11/15/2037	3,495
4,000	Transportation Commission	4.50		4/01/2033	3,974
4,595	Tyler Health Facilities Dev. Corp. (PRE)	5.75		7/01/2027	5,236
7,350	Tyler Health Facilities Dev. Corp. (PRE)	6.00		7/01/2027	8,186
22,000	Tyler Health Facilities Dev. Corp.	5.25		11/01/2032	21,456
10,000	Tyler Health Facilities Dev. Corp.	5.00		7/01/2033	8,406
8,585	Tyler Health Facilities Dev. Corp. (PRE)	5.75		7/01/2033	9,782
2,500	Tyler Health Facilities Dev. Corp.	5.00		7/01/2037	2,061
5,000	Tyler Health Facilities Dev. Corp.	5.38		11/01/2037	4,883
1,000	Uptown Development Auth.	5.50		9/01/2029	978
22,995	Veterans' Land Board	6.25		8/01/2035	24,240
3,000	Weatherford ISD (NBGA)	4.83	(b)	2/15/2027	1,296
2,500	Weatherford ISD (NBGA)	4.84	(b)	2/15/2028	1,014
4,315	Weatherford ISD (NBGA) (PRE)	5.45		2/15/2030	4,833
3,105	Weatherford ISD (NBGA)	5.45		2/15/2030	3,268
6,360	West Harris County Regional Water Auth. (INS)	4.70		12/15/2030	6,350

					486,768

	Utah (0.3%)
7,150	Nebo School District (NBGA) (PRE)	5.50		7/01/2020	7,338

	Virginia (2.0%)
11,280	College Building Auth.	5.00		6/01/2026	10,079
5,000	College Building Auth.	5.00		6/01/2029	4,343
880	College Building Auth. (PRE)	5.00		6/01/2036	1,024
3,120	College Building Auth.	5.00		6/01/2036	2,636
1,478	Farms of New Kent Community Dev. Auth.	5.13		3/01/2036	932
8,665	Farms of New Kent Community Dev. Auth.	5.45		3/01/2036	5,693
2,000	Farms of New Kent Community Dev. Auth.	5.80		3/01/2036	1,370
1,300	Lewistown Commerce Center Community Dev. Auth.	5.75		3/01/2017	1,171
10,875	Lewistown Commerce Center Community Dev. Auth.	6.05		3/01/2027	8,482
4,500	Peninsula Town Center Community Dev. Auth.	6.45		9/01/2037	3,753
5,000	Small Business Financing Auth.	5.25		9/01/2037	4,281
3,000	Watkins Centre Community Dev. Auth.	5.40		3/01/2020	2,845

					46,609

	Washington (1.6%)
7,665	Health Care Facilities Auth. (INS)	5.25		10/01/2021	7,735
13,030	Health Care Facilities Auth. (INS)	4.75		12/01/2031	10,877
2,500	Health Care Facilities Auth. (INS)	6.00		8/15/2039	2,650
5,000	Housing Finance Commission (INS)	6.00		7/01/2029	5,007
8,730	Snohomish County (INS)	5.13		12/01/2021	8,967
1,100	Snohomish County (INS) (PRE)	5.13		12/01/2021	1,191

					36,427

                                                                                                                                                                                                                                                                                  Portfolio of  Investments  |  10

Principal Amount (000)	Security	Coupon Rate	Final Maturity	Market Value (000)

	West Virginia (0.2%)
$2,500	West Virginia Univ. Board of Governors (INS)	5.00%	10/01/2027	$2,558
2,500	West Virginia Univ. Board of Governors (INS)	5.00	10/01/2028	2,551

				5,109

	Wisconsin (1.1%)
5,000	Health & Educational Facilities Auth.	5.75	11/15/2030	5,343
2,500	Health & Educational Facilities Auth.	5.38	8/15/2037	2,520
635	Health and Educational Facilities Auth.	5.38	10/01/2021	650
10,600	Health and Educational Facilities Auth.	5.38	2/15/2034	10,084
8,000	Univ. of Wisconsin Hospitals and Clinics Auth. (INS) (PRE)	6.20	4/01/2029	8,199

				26,796

	Wyoming (0.5%)
2,360	Municipal Power Agency	5.50	1/01/2033	2,440
2,300	Municipal Power Agency	5.50	1/01/2038	2,362
6,000	Sweetwater County	5.25	7/15/2026	6,215

				11,017

	Total Fixed-Rate Instruments (cost: $2,254,791)			2,184,416

	PUT BONDS (1.7%)
	Arizona (0.6%)
12,500	Maricopa County	6.00	5/01/2029	13,072

	Indiana (0.4%)
9,000	Rockport	6.25	6/01/2025	9,966

	Louisiana (0.5%)
10,000	Public Facilities Auth.	7.00	12/01/2038	10,749

	Michigan (0.2%)
5,500	Strategic Fund Ltd. (INS)	4.85	9/01/2030	5,635

	Total Put Bonds (cost: $37,000)			39,422

	VARIABLE-RATE DEMAND NOTES (2.8%)
	Florida (0.0%)
650	Sarasota Manatee Airport Auth. (LOC - SunTrust Bank)	0.27	8/01/2014	650

	Missouri (0.0%)
20	St Louis (LIQ)(LOC - Dexia Credit Local) (c)	0.33	7/01/2026	20

	Nebraska (0.0%)
200	Lancaster County Hospital Auth. (LOC - Allied Irish Banks plc)	0.35	7/01/2030	200

	Nevada (0.9%)
19,855	Washoe County (LIQ) (c)	0.60	12/01/2035	19,855

	New York (0.1%)
3,200	New York City (LOC - Dexia Credit Local)	0.30	1/01/2036	3,200

11   |  USAA Tax Exempt Long-Term Fund

Principal Amount (000)	Security	Coupon Rate	Final Maturity	Market Value (000)

	Pennsylvania (0.5%)
$10,200	Allegheny County IDA (LOC - Allied Irish Banks plc)	0.36%	7/01/2038	$10,200

	Puerto Rico (1.3%)
5,000	Electric Power Auth. (LIQ)(LOC - Dexia Credit Local) (c)	0.40	7/01/2026	5,000
22,965	Highway & Transportation Auth. (LIQ)(LOC - Dexia Credit Local) (c)	0.40	7/01/2030	22,965
1,945	Sales Tax Financing Corp. (LIQ)(LOC - Dexia Credit Local) (c)	0.54	8/01/2042	1,945

				29,910

	Total Variable-Rate Demand Notes (cost: $64,035)			64,035

	Total Investments (cost: $2,355,826)			$2,287,873

($ in 000s)	VALUATION HIERARCHY

	(LEVEL 1) Quoted Prices in Active Markets for Identical Assets	(LEVEL 2) Other Significant Observable Inputs	(LEVEL 3) Significant Unobservable Inputs	Total
FIXED-RATE INSTRUMENTS	$—	$2,184,416	$—	$2,184,416
PUT BONDS	—	39,422	—	39,422
VARIABLE-RATE DEMAND NOTES	—	64,035	—	64,035
Total	$—	$2,287,873	$—	$2,287,873

                                                                                                                                                                                                                                                                                  Portfolio of  Investments  |  12

NOTES TO PORTFOLIO
OF INVESTMENTS

December 31, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Long-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. Security valuation – The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust’s Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust’s Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

13  |     USAA Tax Exempt Long-Term Fund

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.  The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund’s NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. Subsequent events – Subsequent events are events or transactions that occur after the balance sheet date but before the quarterly report is issued and are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through February 22, 2010, the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

E. As of December 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2009, were $79,635,000 and $147,588,000, respectively, resulting in net unrealized depreciation of $67,953,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,317,390,000 at December 31, 2009, and, in total, may not equal 100%.  A category percentage of 0.0% represents less than 0.1% of net assets.

                                                                                                                                                                                                                                                                 Notes to Portfolio of Investments  |  14

SPECIFIC NOTES

(a)
Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security’s description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

(b)	Zero-coupon security. Rate represents the effective yield at the date of purchase.
(c)
Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(d)
Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at December 31, 2009, was $48,061,000, which represented 2.1% of the Fund’s net assets.

15  |  USAA Tax Exempt Long-Term Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    2/26/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    2/26/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    2/26/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.